Fair Value of Pension Plan Assets, by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 14,841		¥ 7,658
Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	302		307
Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	302		228
Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	593	[1]	598	[2]
Other Assets | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,103		837
Other Assets | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	3,040		2,833
Other Assets | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	7,431	[3]	2,855	[4]
Other Assets | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,070
Fair Value Measurements Using Inputs Considered as Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,707		1,372
Fair Value Measurements Using Inputs Considered as Level 1 | Japanese companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	302		307
Fair Value Measurements Using Inputs Considered as Level 1 | Foreign companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	302		228
Fair Value Measurements Using Inputs Considered as Level 1 | Other Assets | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	1,103		837
Fair Value Measurements Using Inputs Considered as Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	11,064		6,286
Fair Value Measurements Using Inputs Considered as Level 2 | Debt Securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	593	[1]	598	[2]
Fair Value Measurements Using Inputs Considered as Level 2 | Other Assets | Life insurance company general
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	3,040		2,833
Fair Value Measurements Using Inputs Considered as Level 2 | Other Assets | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	7,431	[3]	2,855	[4]
Fair Value Measurements Using Inputs Considered as Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	2,070
Fair Value Measurements Using Inputs Considered as Level 3 | Other Assets | Other Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	¥ 2,070

[1]	These funds invest in approximately 86% Japanese bonds, 14% foreign bonds.
[2]	These funds invest in approximately 81% Japanese bonds, 19% foreign bonds.
[3]	These funds primarily invest in listed equity securities consisting of approximately 12% Japanese companies and 60% foreign companies, and debt security consisting of approximately 9% Japanese bonds and 16% foreign bonds.
[4]	These funds primarily invest in listed equity securities consisting of approximately 32% Japanese companies and 21% foreign companies, and debt security consisting of approximately 28% Japanese bonds and 12% foreign bonds.